Operating segments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Schedule of segment information

	12/31/2021
							Total of		Adjustments
			Insurance		Asset		reportable		and
	Banking	Securities	Brokerage	Marketplace	Management	Services	segments	Other	Eliminations	Consolidated
Interest income calculated using the effective interest method	1,398,269	875	—	—	—	—	1,399,144	43,447	(7,163)	1,435,428
Interest expenses	(539,913)	(8,012)	—	—	—	(29)	(547,954)	—	4,712	(543,242)
Net interest income	858,356	(7,137)	—	—	—	(29)	851,190	43,447	(2,451)	892,186

Revenues from services and commissions	238,957	45,490	51,670	180,528	14,460	13,518	544,623	(2,054)	—	542,569
Expenses from services and commissions	(100,297)	—	—	—	—	—	(100,297)	—	—	(100,297)
Net result from services and commissions	138,660	45,490	51,670	180,528	14,460	13,518	444,326	(2,054)	—	442,272

Income from securities	766,196	12,716	5,427	371	140	75	784,925	15,308	(54,620)	745,613
Net gains / (losses) on derivatives	(56,006)	—	—	—	—	—	(56,006)	7,676	—	(48,330)
Other revenues	348,927	21,914	53	2,862	8,270	736	382,762	15	(192,694)	190,082

Revenues	2,056,133	72,983	57,150	183,761	22,870	14,300	2,407,197	64,392	(249,765)	2,221,823

Impairment losses on financial assets	(448,802)	—	—	—	—	—	(448,802)	29	(146,808)	(595,581)
Personnel expenses	(405,312)	(7,983)	(6,615)	(9,804)	(2,334)	(11,280)	(443,328)	—	—	(443,328)
Depreciation and amortization	(101,758)	(567)	(338)	(2,637)	(64)	(354)	(105,718)	—	11,467	(94,251)
Other administrative expenses	(1,200,323)	(29,921)	25,354	(26,802)	(3,783)	(8,616)	(1,244,091)	(12,615)	(54,255)	(1,310,961)
Income from equity interests in affiliates	(8,764)	—	—	—	—	—	(8,764)	—	—	(8,764)

Profit / (loss) before taxes	(108,826)	34,512	75,551	144,518	16,689	(5,950)	156,494	51,806	(439,360)	(231,062)

Current income tax and social contribution	—	(12,372)	(10,791)	(25,970)	(1,581)	(271)	(50,985)	(1,456)	—	(52,441)
Deferred income tax and social contribution	143,440	(918)	—	—	—	2,071	144,593	—	83,841	228,434
Profit for the period	34,614	21,222	64,760	118,548	15,108	(4,149)	250,102	50,350	(355,519)	(55,068)

Total assets	36,433,641	368,211	124,670	232,470	11,178	25,006	37,195,176	6,224,913	(6,793,752)	36,626,337
Total liabilities	27,945,001	317,646	69,890	90,756	3,097	2,386	28,428,776	16,266	(268,488)	28,176,554
Total shareholders' equity	8,488,640	50,565	54,780	141,714	8,081	22,620	8,766,400	6,208,647	(6,525,263)	8,449,784

	12/31/2019
							Total of		Adjustments
			Insurance		Asset		reportable		and
	Banking	Securities	Brokerage	Marketplace	management	Services	segments	Other	Eliminations	Consolidated
Revenues from interest	775,501	2	205	15	278	—	776,001	170	(656)	775,515
Interest expenses	(248,359)	—	—	—	—	—	(248,359)	(4,889)	(3,469)	(256,717)
Net interest income	527,142	2	205	15	278	—	527,642	(4,718)	(4,125)	518,798
Revenues from services and commissions	94,116	17,471	18,870	—	—	—	130,457	—	—	130,457
Expenses from services and commissions	(59,367)	—	—	—	—	—	(59,367)	—	2,740	(56,627)
Net result from services and commissions	34,749	17,471	18,870	—	—	—	71,090	—	2,740	73,830
Revenues from securities	51,856	2,039	—	—	—	—	53,895	10,690	(2,067)	62,518
Income from derivative financial instruments	4,235	—	—	—	—	—	4,235	—	—	4,235
Other revenues	113,317	—	—	—	—	—	113,317	389	(60,863)	52,843
Revenues	731,299	19,512	19,075	15	278	—	770,179	6,361	(62,930)	712,224
Result from impairment losses on financial assets	(107,065)	—	—	—	—	—	(107,065)	—	(31,505)	(138,570)
Personnel expenses	(162,192)	(2,153)	(4,441)	—	(412)	—	(169,198)	—	—	(169,198)
Depreciation and amortization	(13,841)	(144)	(67)	—	(1)	—	(14,053)	—	(3,410)	(17,463)
Other expenses	(373,846)	(6,126)	(733)	(211)	(75)	—	(380,991)	(956)	(4,362)	(386,309)
Income before taxes	74,355	11,089	13,834	(196)	(210)	—	98,872	5,405	(103,592)	684
Current income tax and social contribution	—	(3,552)	(2,307)	—	—	—	(5,859)	—	—	(5,859)
Deferred income tax and social contribution	4,525	(341)	—	66	71	—	4,321	—	31,224	35,545
Profit for the period	78,880	7,196	11,527	(130)	(139)	—	97,334	5,405	(72,368)	30,370
Total Assets	10,062,373	43,317	11,094	4,884	4,980	—	10,126,648	56,198	(105,760)	10,077,086
Total Liabilities	7,861,356	11,725	4,813	14	118	—	7,878,026	792	36,330	7,915,148
Total shareholders’ equity	2,201,017	31,592	6,281	4,870	4,862	—	2,248,622	55,406	(142,090)	2,161,938

Reconciliation of the management income by segment with the consolidated results

Profit for the period	12/31/2021	12/31/2020	12/31/2019
Total of reportable segments	250,103	16,751	97,334
Others	50,348	1,561	5,405
Adjustments and Eliminations	(355,519)	12,374	(72,368)
Total consolidated profit for the period	(55,068)	30,686	30,370

Assets
Total of reportable segments	37,195,176	19,980,230	10,126,648
Others	6,224,913	425,360	56,198
Adjustments and Eliminations	(6,793,752)	(483,977)	(105,760)
Total consolidated assets	36,626,337	19,921,613	10,077,086

liabilities
Total of reportable segments	28,428,776	16,583,733	7,878,026
Others	16,266	65,491	792
Adjustments and Eliminations	(268,488)	(51,826)	36,330
Total consolidated liabilities	28,176,554	16,597,398	7,915,148

Shareholders’ equity
Total of reportable segments	8,766,400	3,396,497	2,248,622
Others	6,208,647	420,794	55,406
Adjustments and Eliminations	(6,525,263)	(493,076)	(142,090)
Total consolidated shareholders´ equity	8,449,784	3,324,215	2,161,938